PROPERTY, PLANT AND EQUIPMENT, NET (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Gross amount	$ 11,031,276			$ 9,304,012
Less: accumulated depreciation	(3,014,142)			(2,635,400)
Property, plant and equipment	8,017,134			6,668,612
Depreciation expense	333,037	$ 274,016
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross amount	7,093,105			5,836,107
Building [Member]
Property, Plant and Equipment [Line Items]
Gross amount	3,594,142			3,211,985
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross amount	161,361			95,106
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Gross amount	54,609			53,593
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross amount	128,059			$ 107,221
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 284,456	$ 284,456	¥ 2,058,270		¥ 2,058,270